SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)		Jun. 30, 2023 JPY (¥)
Cash flows from operating activities
Profit before income tax expenses		$ 341	¥ 49,225	¥ 231,602		¥ 51,221
Adjustments for:
Other payables and accruals		960	138,109	24,402		(25,461)
Net cash used in operating activities		(1,369)	(197,484)	142,915		313,339
Cash flows from investing activities		2,091	301,458	114,878		(15,923)
Cash flows from financing activities		(1,281)	(184,680)	(233,204)		(280,921)
Net change in cash and cash equivalents		(559)	(80,706)	24,589		16,495
Cash and cash equivalents at the beginning of the period		652	94,054	69,465		52,970
Cash and cash equivalents at the end of the period		93	13,348	94,054		69,465
Parent [member]
Cash flows from operating activities
Profit before income tax expenses		(42)	(6,079)		[1]		[1]
Adjustments for:
Other payables and accruals		42	6,079		[1]		[1]
Net cash used in operating activities	[1]
Cash flows from investing activities	[1]
Cash flows from financing activities	[1]
Net change in cash and cash equivalents	[1]
Cash and cash equivalents at the beginning of the period	[1]
Cash and cash equivalents at the end of the period	[1]

[1]	Less than JPY1,000 or US$1,000